Employee Benefit Plans - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 24,133	$ 23,525
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,315	12,615
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,856	10,031
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	962	879	817	739
Money market and interest-bearing cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,814	2,586
Money market and interest-bearing cash | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,814	2,586
Money market and interest-bearing cash | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Money market and interest-bearing cash | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalent commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	223
Cash and cash equivalent commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalent commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	223
Cash and cash equivalent commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. government and government agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,166	3,847
U.S. government and government agency securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,004	1,590
U.S. government and government agency securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,151	2,245
U.S. government and government agency securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	12	13	13
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,454	1,233
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,454	1,233
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,930	1,455
Asset-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Asset-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,930	1,455
Asset-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,114	1,055
Non-U.S. debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	627	547
Non-U.S. debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	487	502
Non-U.S. debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	6	10	10
Fixed income commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,498	1,368
Fixed income commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	101	89
Fixed income commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,397	1,279
Fixed income commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common and preferred equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,628	7,463
Common and preferred equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,628	7,463
Common and preferred equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common and preferred equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,833	2,521
Equity commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	213
Equity commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,817	2,308
Equity commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Public real estate investment trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124	127
Public real estate investment trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124	127
Public real estate investment trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Public real estate investment trusts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127	119
Private real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127	119	110	113
Real estate commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	636	469
Real estate commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	7
Real estate commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	632	462	324	249
Limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	187	262
Limited partnerships | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Limited partnerships | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	122	117
Limited partnerships | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65	145	231	232
Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	618	797
Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	490	662
Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127	135	129	122
Interest Rate Swap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	297	435
Participant Loans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	87
Commodity and Balanced Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	178	229
Other Various Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 65	$ 46